Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2017	76,256	-	-
Additions	38,483	-	-
At December 31, 2018	114,739	-	114,739
Additions		1,217,109	1,217,109
At December 31, 2019	114,739	1,217,109	1,331,848
Additions	-	-	-
At December 31, 2020	114,739	1,217,109	1,331,848

Accumulated amortization
At December 31, 2017	25,987	-	25,987
Amortization for the year	29,642	-	29,642
At December 31, 2018	55,629	-	55,629
Amortization for the year	30,695	296,526	327,221
At December 31, 2019	86,324	296,526	382,850
Amortization for the year	24,062	298,998	323,060
At December 31, 2020	110,386	595,524	705,910

Carrying amounts
At December 31, 2018	59,110	-	59,110
At December 31, 2019	28,415	920,583	948,998
At December 31, 2020	4,353	621,585	625,938